Asset retirement and environmental obligations	12 Months Ended
Dec. 31, 2021
Asset Retirement And Environmental Obligations
Asset retirement and environmental obligations

26	Asset retirement and environmental obligations

Accounting policy

Provision for asset retirement obligations include costs to restoration and closure of the mining assets, and is recognized due to the development or mineral production, based on the net present value of estimated closure costs. Management uses its judgment and previous experience to determine the potential scope of rehabilitation work required and the related costs associated with that work, which are recognized as a Property plant and equipment for asset retirement obligations relating to operating mining assets or as Other income and expenses, net for non-operating structures.

Environmental obligations include costs related to rehabilitation of areas damaged by the Company in its extractive actions (for example - soil contamination, water contamination, among others) or penalties. Therefore, it becomes an event that creates obligations when these environmental damages are detected by the Company, when a new law requires that the existing damage be rectified or when the Company publicly accepts any responsibility for the rectification, creating a constructive obligation. The costs to remedy an eventual unexpected contamination, which give rise to a probable loss and can be reliably estimated, must be recognized in Other income and expenses, net in income statement.

In addition, investments in infrastructure, machinery and equipment regarding operational improvements to avoid future environmental damage, are not provisioned, because it is expected that these assets will bring future economic benefits to the operating units, thus it is capitalized as Property, plant and equipment.

The cash flows are discounted to present value using a credit risk-adjusted rate that reflects current market assessments of the time value of the money and the specifics risks for the asset to be restored. The interest rate charges relating to the liability are recognized as an accretion expense in the Net financial results. Difference in the settlement amount of the liability is recognized in the income statement.

Critical accounting estimates and judgments

The initial recognition and the subsequent revisions of the asset retirement obligations and environmental obligations consider critical future closure and repairing costs and several assumptions such as interest rates, inflation, useful lives of the assets and the estimated moment that the expenditure will be executed. These estimates are reviewed annually by the Company or when there is a relevant change in these assumptions.

Cost estimates can vary in response to many factors of each site that include timing, expected life of mine, changes to the relevant legal or government requirements and commitments with stakeholders, review of remediation and relinquishment options, emergence of new restoration techniques, among others.

External experts support the cost estimation process where appropriate. These factors either isolated or consolidated could significantly affect the future financial results and balance sheet position.

(a)	Changes in the year

			2021	2020
	Asset retirement obligations	Environmental obligations	Total	Total
Balance at the beginning of the year	227,189	48,857	276,046	293,828
Payments	(19,932)	(6,323)	(26,255)	(10,426)
Foreign exchange effects	(4,848)	(3,003)	(7,851)	(37,145)
Interest accrual	7,051	2,616	9,667	14,015
Remeasurement and additions (i)	12,250	293	12,543	15,774
Balance at the end of the year	221,710	42,440	264,150	276,046
Current liabilities	20,826	11,127	31,953	33,095
Non-current liabilities	200,884	31,313	232,197	242,951
(i)	As of December 31, 2021, the credit risk-adjusted rate used for Peru was between 3.54% to 7.28% (December 31, 2020: 1.70% to 4.00%) and for Brazil was between 7.68% to 8.67% (December 31, 2020: 0.07% to 6.75%). Besides, as part of its annual asset retirement and environmental obligations review, the Company increased its expected disbursements on decommissioning obligations in certain operations, in accordance with updates in their asset retirement or environmental obligations studies and update in the discount rates. For operational assets, Property, plant and equipment has been increased in an amount of USD 5,879; and, for non-operational structures and environmental obligations, an expense of USD 6,664 was recognized in Other income and expenses, net, according to the updates mentioned above.